Commitments and Contingent Liabilities (Details)							12 Months Ended
	Dec. 03, 2023 shares	Jul. 31, 2022 USD ($)	Jul. 18, 2022 USD ($)	May 30, 2022 USD ($)	May 29, 2022 USD ($) shares	Sep. 01, 2021 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	May 29, 2022 ILS (₪) ₪ / shares shares	Sep. 01, 2021 ILS (₪)
Commitments and Contingent Liabilities [Line Items]
Royalties payable percentage				3.25%
SOFR interest rate							12 months
Stock option exercisable	1 year
Share based payment expenses							$ 51,000	$ 100,000	$ 130,000
Restricted stock unit (in Shares) | shares	17,167
Development cost			$ 220
Development fees							$ 0	0	78
Preclinical Safety Tests [Member]
Commitments and Contingent Liabilities [Line Items]
Development fees				$ 80
Phase 1 Clinical Trial [Member]
Commitments and Contingent Liabilities [Line Items]
Development fees				120
Phase 2a Clinical Trial [Member]
Commitments and Contingent Liabilities [Line Items]
Development fees				150
Phase 2b Clinical Trial [Member]
Commitments and Contingent Liabilities [Line Items]
Development fees				200
Phase 3 Clinicals [Member]
Commitments and Contingent Liabilities [Line Items]
Development fees				500
U.S. Food and Drug Administration [Member]
Commitments and Contingent Liabilities [Line Items]
Development fees				750
Development fees			1,125
EU Regulatory Body [Member]
Commitments and Contingent Liabilities [Line Items]
Development fees				$ 750
Development fees			1,125
Phase 2 Clinical Trial [Member]
Commitments and Contingent Liabilities [Line Items]
Development fees			500
Phase III Clinical Trial [Member]
Commitments and Contingent Liabilities [Line Items]
Development fees			$ 600
Minimum [Member] | NurExone [Member]
Commitments and Contingent Liabilities [Line Items]
Royalties payable percentage			2.25%
Maximum [Member] | NurExone [Member]
Commitments and Contingent Liabilities [Line Items]
Royalties payable percentage			3.25%
Israeli Innovation Authority [Member]
Commitments and Contingent Liabilities [Line Items]
Funding received, percentage							100.00%
Funding received							$ 762
Israeli Innovation Authority [Member] | Minimum [Member]
Commitments and Contingent Liabilities [Line Items]
Royalties payable percentage							3.00%
Israeli Innovation Authority [Member] | Maximum [Member]
Commitments and Contingent Liabilities [Line Items]
Royalties payable percentage							4.50%
Chief Executive Officer [Member]
Commitments and Contingent Liabilities [Line Items]
Accrued bonus						$ 48					₪ 6,910
Share based payment expenses							$ 9		$ 7
Chief R&D Officer (“CRDO”) [Member]
Commitments and Contingent Liabilities [Line Items]
Share options					2.00%
Share based payment expenses							$ 2.5	$ 3.5
Stock option purchase (in Shares) | shares					7,577					7,577
Per share option (in New Shekels per share) | ₪ / shares										₪ 1.084
Monthly salary		$ 8
Pre-IPO [Member] | Chief Executive Officer [Member]
Commitments and Contingent Liabilities [Line Items]
Share options						0.50%
Exercisable period						5 years
Post-IPO [Member] | Chief Executive Officer [Member]
Commitments and Contingent Liabilities [Line Items]
Share options						2.50%
Stock option exercisable						3 years
IPO [Member]
Commitments and Contingent Liabilities [Line Items]
Accrued bonus					$ 48					₪ 150,000